Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEK/USD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	$ 2,760	$ 12,883	$ 7,036
SEK/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	1,116	236	1,296
SEK/GBP Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	2,294	586	350
SEK/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	4,773	1,755	14,294
SEK/SGD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	1,788	1,491	2,722
SEK/NOK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	1,041	1,136
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	201
SGD/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	4,224	3,112	691
GBP/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	$ 278	$ 1,181	$ 1,225